LONG-TERM DEBT (Disclosure of long-term debt) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022	Feb. 10, 2022
Debt instruments held [abstract]
First mortgage payable in monthly instalments of $85,504 includinginterest at 5% per annum, due March 1, 2024, with land and building,having a net book value of $2,003,043, pledged as collateral.	$ 998,080	$ 1,949,000	$ 1,949,000
Less current portion	(998,080)	(950,930)
Long-term debt	$ 0	$ 998,070